UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

LENDINGCLUB OPERATED
AGGREGATOR NOTE (LOAN) NP I, LLC
(Exact name of depositor as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): February 12, 2018

Commission File Number of securitizer: 025-03366

Central Index Key Number of securitizer: 0001708591

Patrick Dunne - Chief Capital Officer, (415) 632-4489
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________

____________________________________________________________
Exact name of issuing entity as specified in its charter

Central Index Key Number of issuing entity (if applicable):________________
 Central Index Key Number of underwriter (if applicable): ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), the securitizer has indicated by check mark that there is no activity to report for the annual reporting period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDINGCLUB OPERATED AGGREGATOR NOTE (LOAN) NP I, LLC
(Depositor)
By: LENDINGCLUB CORPORATION, as Sole Member

By:	/s/ Patrick Dunne
Name: Patrick Dunne
Title: Chief Capital Officer

Date: February 12, 2018